UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01241

Investment Company Act File Number

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

February 28

Date of Fiscal Year End

May 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Focused Growth Opportunities Fund

Eaton Vance Focused Value Opportunities Fund

Eaton Vance

Focused Growth Opportunities Fund

May 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.7%

Security	Shares	Value
Aerospace & Defense — 2.0%
Raytheon Co.	21,327	$4,468,007

		$4,468,007

Air Freight & Logistics — 2.5%
FedEx Corp.	22,488	$5,602,211

		$5,602,211

Auto Components — 3.9%
Aptiv PLC	66,172	$6,451,770
Delphi Technologies PLC	43,992	2,203,999

		$8,655,769

Beverages — 4.5%
Coca-Cola Co. (The)	180,956	$7,781,108
Constellation Brands, Inc., Class A	10,042	2,240,169

		$10,021,277

Biotechnology — 4.9%
Alexion Pharmaceuticals, Inc.(1)	32,569	$3,782,238
Biogen, Inc.(1)	9,942	2,922,550
Vertex Pharmaceuticals, Inc.(1)	26,983	4,155,382

		$10,860,170

Capital Markets — 5.6%
Charles Schwab Corp. (The)	116,080	$6,456,370
Goldman Sachs Group, Inc. (The)	26,296	5,939,740

		$12,396,110

Chemicals — 2.3%
Ecolab, Inc.	36,227	$5,166,332

		$5,166,332

Commercial Services & Supplies — 1.5%
Waste Connections, Inc.	43,960	$3,379,645

		$3,379,645

Communications Equipment — 2.3%
Palo Alto Networks, Inc.(1)	24,564	$5,111,523

		$5,111,523

Electrical Equipment — 3.1%
Rockwell Automation, Inc.	38,767	$6,800,120

		$6,800,120

Health Care Equipment & Supplies — 1.7%
Abbott Laboratories	62,569	$3,849,871

		$3,849,871

Health Care Providers & Services — 2.8%
UnitedHealth Group, Inc.	25,874	$6,248,830

		$6,248,830

1

Security	Shares	Value
Internet & Direct Marketing Retail — 7.3%
Amazon.com, Inc.(1)	9,972	$16,250,571

		$16,250,571

Internet Software & Services — 16.1%
Alphabet, Inc., Class C(1)	15,239	$16,534,162
Facebook, Inc., Class A(1)	51,305	9,839,273
GoDaddy, Inc., Class A(1)	70,085	5,017,385
Twitter, Inc.(1)	127,151	4,412,140

		$35,802,960

IT Services — 5.4%
Visa, Inc., Class A	92,588	$12,103,103

		$12,103,103

Life Sciences Tools & Services — 1.5%
Agilent Technologies, Inc.	55,770	$3,453,278

		$3,453,278

Media — 2.7%
Walt Disney Co. (The)	60,871	$6,054,838

		$6,054,838

Metals & Mining — 1.1%
Freeport-McMoRan, Inc.	139,783	$2,362,333

		$2,362,333

Oil, Gas & Consumable Fuels — 1.7%
Devon Energy Corp.	92,658	$3,851,793

		$3,851,793

Road & Rail — 2.9%
CSX Corp.	99,520	$6,433,968

		$6,433,968

Software — 12.9%
Activision Blizzard, Inc.	71,354	$5,059,712
Adobe Systems, Inc.(1)	22,344	5,569,912
Microsoft Corp.	90,845	8,979,120
SailPoint Technologies Holding, Inc.(1)	117,148	3,056,391
salesforce.com, Inc.(1)	47,711	6,170,464

		$28,835,599

Specialty Retail — 4.4%
TJX Cos., Inc. (The)	55,125	$4,978,890
Ulta Beauty, Inc.(1)	19,571	4,832,276

		$9,811,166

Technology Hardware, Storage & Peripherals — 4.3%
Apple, Inc.	29,401	$5,494,165
HP, Inc.	183,029	4,032,129

		$9,526,294

Textiles, Apparel & Luxury Goods — 1.3%
NIKE, Inc., Class B	38,893	$2,792,517

		$2,792,517

Total Common Stocks (identified cost $155,027,439)		$219,838,285

2

Short-Term Investments — 1.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.98%(2)	2,298,735	$2,298,965

Total Short-Term Investments (identified cost $2,298,649)		$2,298,965

Total Investments — 99.8% (identified cost $157,326,088)		$222,137,250

Other Assets, Less Liabilities — 0.2%		$535,823

Net Assets — 100.0%		$222,673,073

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2018 was $10,631.

The Fund did not have any open derivative instruments at May 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$219,838,285	*	$—	$—	$219,838,285
Short-Term Investments	—		2,298,965	—	2,298,965
Total Investments	$219,838,285		$2,298,965	$—	$222,137,250

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

At May 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance

Focused Value Opportunities Fund

May 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.8%

Security	Shares	Value
Aerospace & Defense — 4.3%
Hexcel Corp.	22,663	$1,605,220
Textron, Inc.	21,460	1,428,807

		$3,034,027

Banks — 12.5%
Bank of America Corp.	109,276	$3,173,375
JPMorgan Chase & Co.	33,467	3,581,304
PNC Financial Services Group, Inc. (The)	14,998	2,150,863

		$8,905,542

Beverages — 1.9%
PepsiCo, Inc.	13,238	$1,327,109

		$1,327,109

Capital Markets — 4.4%
Credit Suisse Group AG	84,320	$1,292,835
Raymond James Financial, Inc.	19,293	1,862,932

		$3,155,767

Construction & Engineering — 2.2%
Fluor Corp.	32,095	$1,564,310

		$1,564,310

Containers & Packaging — 2.5%
Ball Corp.	47,514	$1,755,642

		$1,755,642

Diversified Telecommunication Services — 3.2%
Verizon Communications, Inc.	47,634	$2,270,713

		$2,270,713

Electric Utilities — 4.9%
Edison International	20,628	$1,282,236
NextEra Energy, Inc.	13,213	2,190,848

		$3,473,084

Electronic Equipment, Instruments & Components — 1.8%
FLIR Systems, Inc.	23,734	$1,279,263

		$1,279,263

Energy Equipment & Services — 3.4%
Halliburton Co.	34,322	$1,707,176
Oceaneering International, Inc.	29,415	700,960

		$2,408,136

Equity Real Estate Investment Trusts (REITs) — 5.2%
Equity Residential	30,449	$1,948,431
Simon Property Group, Inc.	11,026	1,766,586

		$3,715,017

Security	Shares	Value
Food Products — 4.5%
McCormick & Co., Inc.	14,572	$1,471,772
Mondelez International, Inc., Class A	44,248	1,737,619

		$3,209,391

Health Care Equipment & Supplies — 4.0%
Baxter International, Inc.	18,803	$1,332,004
Boston Scientific Corp.(1)	50,677	1,540,074

		$2,872,078

Health Care Providers & Services — 2.1%
Anthem, Inc.	6,826	$1,511,413

		$1,511,413

Household Products — 1.9%
Colgate-Palmolive Co.	21,843	$1,378,075

		$1,378,075

Insurance — 4.4%
American Financial Group, Inc.	14,235	$1,564,142
American International Group, Inc.	29,390	1,551,498

		$3,115,640

IT Services — 2.4%
Leidos Holdings, Inc.	28,293	$1,699,278

		$1,699,278

Machinery — 1.5%
Parker-Hannifin Corp.	6,321	$1,080,259

		$1,080,259

Media — 2.3%
Walt Disney Co. (The)	16,325	$1,623,848

		$1,623,848

Multi-Utilities — 1.8%
Sempra Energy	12,351	$1,315,752

		$1,315,752

Oil, Gas & Consumable Fuels — 8.8%
ConocoPhillips	26,641	$1,795,337
EOG Resources, Inc.	13,836	1,630,019
Exxon Mobil Corp.	35,109	2,852,255

		$6,277,611

Pharmaceuticals — 7.8%
Johnson & Johnson	24,995	$2,989,902
Pfizer, Inc.	70,408	2,529,759

		$5,519,661

Road & Rail — 2.1%
CSX Corp.	23,304	$1,506,604

		$1,506,604

Semiconductors & Semiconductor Equipment — 3.0%
QUALCOMM, Inc.	36,630	$2,128,936

		$2,128,936

Specialty Retail — 1.8%
TJX Cos., Inc. (The)	14,071	$1,270,893

		$1,270,893

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc.	5,746	$1,073,755

		$1,073,755

Textiles, Apparel & Luxury Goods — 1.6%
NIKE, Inc., Class B	15,796	$1,134,153

		$1,134,153

Total Common Stocks (identified cost $64,185,887)		$69,605,957

Short-Term Investments — 2.0%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.98%(2)	1,411,369	$1,411,510

Total Short-Term Investments (identified cost $1,411,481)		$1,411,510

Total Investments — 99.8% (identified cost $65,597,368)		$71,017,467

Other Assets, Less Liabilities — 0.2%		$153,570

Net Assets — 100.0%		$71,171,037

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2018 was $2,158.

The Fund did not have any open derivative instruments at May 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$4,028,894	$—		$—	$4,028,894
Consumer Staples	5,914,575	—		—	5,914,575
Energy	8,685,747	—		—	8,685,747
Financials	13,884,114	1,292,835		—	15,176,949
Health Care	9,903,152	—		—	9,903,152
Industrials	7,185,200	—		—	7,185,200
Information Technology	6,181,232	—		—	6,181,232
Materials	1,755,642	—		—	1,755,642
Real Estate	3,715,017	—		—	3,715,017
Telecommunication Services	2,270,713	—		—	2,270,713
Utilities	4,788,836	—		—	4,788,836
Total Common Stocks	$68,313,122	$1,292,835	*	$—	$69,605,957
Short-Term Investments	$—	$1,411,510		$—	$1,411,510
Total Investments	$68,313,122	$2,704,345		$—	$71,017,467

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

At May 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 23, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 23, 2018